Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Balances (in shares) at Dec. 31, 2022 | shares			2,796,585,392	2,796,585,392
Balances at Dec. 31, 2022	¥ 229,412		¥ 0		¥ (5,264)		¥ 79,855		¥ 148,341		¥ 546		¥ 5,934
Balances (in shares) at Dec. 31, 2022 | shares					49,408,840	49,408,840
Net income (loss)	21,549		0		¥ 0		0		20,315		0		1,234
Other comprehensive loss	(1,536)		0		0		0		0		(1,441)		(95)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	3,449		¥ 0		¥ 0		1,274		0		0		2,175
Exercise of share-based awards (in shares) | shares			51,267,008	51,267,008	(50,887,168)	(50,887,168)
Exercise of share-based awards	108		¥ 0		¥ 6,210		0		(6,102)		0		0
Share-based compensation	6,316		0		0		5,965		0		0		351
Dividends paid and payable by the Company's subsidiaries	(78)		0		0		0		0		0		(78)
Accretion of redeemable noncontrolling interests	(721)		0		0		0		(717)		0		(4)
Repurchase of ordinary shares	(4,764)		¥ 0		¥ (4,764)		0		0		0		0
Repurchase of ordinary shares (in shares) | shares			(42,661,000)	(42,661,000)	42,661,000	42,661,000
Others	(592)		¥ 0		¥ 0		5		(597)		0		0
Balances (in shares) at Dec. 31, 2023 | shares					41,182,672	41,182,672
Balances (in shares) at Dec. 31, 2023 | shares			2,805,191,400	2,805,191,400
Balances at Dec. 31, 2023	253,143		¥ 0		¥ (3,818)		87,099		161,240		(895)		9,517
Net income (loss)	24,175		0		0		0		23,760		0		415
Other comprehensive loss	(979)		0		0		0		0		(908)		(71)
Acquisition of noncontrolling interests	(27)		0		0		4		0		0		(31)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	39		¥ 0		¥ 0		27		0		0		12
Exercise of share-based awards (in shares) | shares			35,317,136	35,317,136	(34,659,840)	(34,659,840)
Exercise of share-based awards	43		¥ 0		¥ 3,974		0		(3,931)		0		0
Share-based compensation	4,761		0		0		4,458		0		0		303
Dividends paid and payable by the Company's subsidiaries	(23)		0		0		0		0		0		(23)
Accretion of redeemable noncontrolling interests	(588)		0		0		0		(588)		0
Repurchase of ordinary shares	(6,392)		¥ 0		¥ (6,392)		0		0		0		0
Repurchase of ordinary shares (in shares) | shares			(76,933,844)	(76,933,844)	76,933,844	76,933,844
Others	(410)		¥ 0		¥ 0		(2)		(408)		0		0
Balances (in shares) at Dec. 31, 2024 | shares					83,456,676	83,456,676
Balances (in shares) at Dec. 31, 2024 | shares			2,763,574,692	2,763,574,692
Balances at Dec. 31, 2024	273,742		¥ 0		¥ (6,236)		91,586		180,073		(1,803)		10,122
Net income (loss)	5,457		0		0		0		5,589		0		(132)
Other comprehensive income (loss)	17		¥ 0		¥ 0		0		0		153		(136)
Exercise of share-based awards (in shares) | shares			30,864,432	30,864,432	(29,633,816)	(29,633,816)
Exercise of share-based awards	120		¥ 0		¥ 2,403		25		(2,308)		0		0
Share-based compensation (in shares) | shares			0	0	0	0
Share-based compensation	3,804		¥ 0		¥ 0		3,578		0		0		226
Dividends paid and payable by the Company's subsidiaries (in shares) | shares			0	0	0	0
Dividends paid and payable by the Company's subsidiaries	(22)		¥ 0		¥ 0		0		0		0		(22)
Accretion of redeemable noncontrolling interests (in shares) | shares			0	0	0	0
Accretion of redeemable noncontrolling interests	(926)		¥ 0		¥ 0		0		(926)		0		0
Repurchase and retirement of ordinary shares	(5,594)		¥ 0		¥ (860)		0		(4,734)		0		0
Repurchase and retirement of ordinary shares (in shares) | shares			(72,425,044)	(72,425,044)	17,486,884	17,486,884
Others	(38)		¥ 0		¥ 0		(210)		0		0		172
Others (in shares) | shares			0	0	0	0
Balances (in shares) at Dec. 31, 2025 | shares					71,309,744	71,309,744
Balances (in shares) at Dec. 31, 2025 | shares			2,722,014,080	2,722,014,080
Balances at Dec. 31, 2025	¥ 276,560	$ 39,548	¥ 0	$ 0	¥ (4,693)	$ (671)	¥ 94,979	$ 13,582	¥ 177,694	$ 25,410	¥ (1,650)	$ (236)	¥ 10,230	$ 1,463